Related Party Transactions - Founder Shares (Details) - USD ($)			1 Months Ended	12 Months Ended
	Sep. 30, 2020	Aug. 21, 2020	Sep. 30, 2020	Dec. 31, 2022	May 03, 2022	Dec. 31, 2021	Dec. 31, 2020	Oct. 22, 2020	Aug. 31, 2020	Aug. 22, 2020
Related Party Transaction [Line Items]
Consideration received				$ 235,000
Shares issued				23,700,002
Total Shares (shares)					236,754,948
Common Class B [Member]
Related Party Transaction [Line Items]
Total Shares (shares)				157,090,820
SPRING VALLEY ACQUISITION CORP
Related Party Transaction [Line Items]
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)		20.00%
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)		$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		30 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination		150 days
SPRING VALLEY ACQUISITION CORP | Director [Member]
Related Party Transaction [Line Items]
Number of shares transferred			120,000
SPRING VALLEY ACQUISITION CORP | Common Class B [Member]
Related Party Transaction [Line Items]
Total Shares (shares)	5,750,000		5,750,000			5,750,000	5,750,000		5,750,000
SPRING VALLEY ACQUISITION CORP | Over-allotment option | Common Class B [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture		750,000
Shares no longer subject to forfeiture		750,000
SPRING VALLEY ACQUISITION CORP | Founder Shares | Common Class B [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		1 year
SPRING VALLEY ACQUISITION CORP | Sponsor | Common Class B [Member]
Related Party Transaction [Line Items]
Consideration received		$ 25,000
Shares issued		7,187,500
Number of shares surrender								1,437,500
Total Shares (shares)										5,750,000
SPRING VALLEY ACQUISITION CORP | Sponsor | Founder Shares | Common Class B [Member]
Related Party Transaction [Line Items]
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination		20 days
SPRING VALLEY ACQUISITION CORP | Beneficial Owner | Director [Member]
Related Party Transaction [Line Items]
Number of shares transferred	40,000